Consolidated Cash Flow Statements For The Years Ended (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Profit (loss), attributable to owners of parent	€ 3,239	€ 341	€ 188
Adjustments to reconcile profit (loss)	(1,897)	650	695
Adjustments for Non Controlling Interests	251	170	117
Adjustment for net Profit (Loss) from Discontinued Operations	(14)	(16)	(64)
Adjustments for income tax expense	145	115	30
Adjustments for undistributed profits of investments accounted for using equity method	(238)	(215)	(165)
Adjustments for finance income (cost)	(274)	230	317
Adjustments for impairment and disposal of fixed assets	(2,208)	(35)	6
Adjustments for depreciation and amortisation expense	441	401	299
Gross Profit (Loss) From Discontinued Operations	0	0	155
Income taxes paid, classified as operating activities	(192)	(170)	(82)
Increase (decrease) in working capital	(220)	118	(83)
Dividends received, classified as operating activities	363	324	284
Cash flows from (used in) operating activities	1,293	1,263	1,002
Investments in property, plant and equipment and intangible assets	(226)	(86)	(95)
Investments In Infrastructure Projects	(186)	(319)	(809)
Proceeds from government grants, classified as investing activities	0	9	25
Other Cash Payments To Acquire Equity Or Debt Instruments Of Associates Classified As Investing Activities	(1,286)	(257)	(347)
Interest received, classified as investing activities	172	236	47
Cash Flows From Used In Decrease Increase In Long term Restricted Cash	257	(51)	18
Cash flows from divestments in subsidiaries or other businesses classified as investing activities	2,582	43	429
Cash flows from (used in) investing activities	1,313	(425)	(732)
Cash flows before financing activities	(2,606)	(838)	(270)
Proceeds from contributions of non-controlling interests	23	130	350
Dividends paid to equity holders of parent, classified as financing activities	(130)	(136)	(132)
Treasury shares purchases from financing activities	701	114	446
Remuneration of shareholder	(831)	(250)	(578)
Dividends paid to non-controlling interests	(444)	(377)	(161)
Other treasury shares repurchase	(272)	0	0
Other movements in shareholder’s funds	8	(506)	(69)
Interest paid, classified as financing activities	(464)	(432)	(329)
Payments of lease liabilities, classified as financing activities	(104)	(87)	(72)
Proceeds from borrowings, classified as financing activities	150	964	1,207
Repayments of borrowings, classified as financing activities	(657)	(747)	(665)
Cash flows from (used in) financing activities, discontinued operations	0	0	1
Cash flows from (used in) financing activities	(2,591)	(1,305)	(316)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Effect of exchange rate changes on cash and cash equivalents	59	160	(283)
Cash and cash equivalents in subsidiary or businesses acquired or disposed	(35)	(34)	4
Increase (decrease) in cash and cash equivalents, discontinued operations	0	0	(81)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	39	(341)	(406)
Cash and cash equivalents	€ 4,828	€ 4,789	€ 5,130